Note 7 - Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Year Ended December 31,
	2024	2023
Expected term (in years)	6.25	6.25
Expected volatility	58%	52%
Risk-free rate	4.20%	3.88%
Dividend rate	—	—

Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	Number of Shares	Weighted-Average Exercise Price Per Option	Weighted- Average Remaining Contractual Life (in years)
Shares underlying outstanding awards at December 31, 2022	601,220	$3.60	6.96
Granted	13,135	8.67
Exercised	-	-
Cancelled/Forfeited	(43,607)	9.62
Shares underlying outstanding awards at December 31, 2023	570,748	7.67	5.98
Granted	8,500	2.50
Exercised	(73,826)	2.01
Cancelled/Forfeited	(156,955)	2.07
Shares underlying outstanding awards at December 31, 2024	348,467	$4.55	3.59
Exercisable options at December 31, 2024	307,699	$3.61	3.26

Nonvested Restricted Stock Shares Activity [Table Text Block]
	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2022	145,637	$10.69
Granted	381,158	6.06
Vested	(61,899)	11.45
Cancelled/Forfeited	(10,330)	9.18
Outstanding at December 31, 2023	454,566	7.35
Granted	376,542	2.89
Vested	(243,143)	5.86
Cancelled/Forfeited	(12,923)	6.68
Outstanding at December 31, 2024	575,042	$5.44

Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Year Ended December 31,
	2024	2023
Direct product costs	$375,171	$77,336
Research and development	324,653	319,258
Sales and marketing	372,152	218,407
General and administrative	621,838	664,535
	$1,693,814	$1,279,536